ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	1 Months Ended
	Oct. 28, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable, Current		$ 1,381,033	$ 1,344,631	$ 1,327,167
Payroll taxes payable		1,998,735
Commissions payable		221,188	221,188
Amount Offered in Trust Fund	$ 1,400,000
Liabilities	534,457	32,139,027	26,046,833	39,777,577
Payments for Internal Revenue Service	$ 106,891
Taxes Payable, Current		$ 1,998,735	$ 1,998,735	$ 2,104,551